STOCKHOLDERS' DEFICIT (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Options, Outstanding [Roll Forward]
Option outstanding at beginning	1,000,000
Granted		1,000,000
Forfeited		(800,000)
Exercised
Expired
Option outstanding at ending	1,800,000	1,000,000
Option exercisable at ending	818,750	625,000
Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Option outstanding at beginning	$ 0.75
Granted	0.75	0.75
Forfeited
Exercised
Expired
Option outstanding at ending		0.75
Option exercisable at ending	$ 0.75	$ 0.75
Options, Outstanding, Weighted Average Remaining Contractual Term [Roll Forward]
Options Outstanding, at beginning	9 years 18 days
Granted	10 years	10 years
Option outstanding at ending	9 years 3 months 4 days	9 years 18 days
Option exercisable at ending	8 years 11 months 1 day	9 years 18 days
Options, Outstanding, Intrinsic Value [Roll Forward]
Option outstanding at beginning
Granted
Forfeited
Exercised
Expired
Option outstanding at ending
Options Exercisable, at ending